Other liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Liabilities Other
Schedule of other current liabilities

	As of June 30,
(in € thousands)	2022	2023
Personnel-related liabilities	6,940	5,821
Customer returns	16,628	19,580
Liabilities from sales tax	10,596	—
Liabilities against brand partners	13,208	21,001
Accrued expenses & other liabilities	27,516	32,523
	74,889	78,924